United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

Three Canal Plaza, Portland, ME 04101

(Address of principal executive offices)      (Zip code)

Foreside Management Services, LLC, Three Canal Plaza, Portland, ME 04101

(Name and address of agent for service)

Registrant's telephone number, including area code:	(800) 701-9502 – AAMA Funds

Date of fiscal year end:       6/30

Date of reporting period:     12/31/24

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

AAMA Equity Fund (AMFEX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about AAMA Equity Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.aamafunds.com/prospectuses-and-reports.html. You can also request this information by contacting us at (800) 701-9502.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAMA Equity Fund	$61	1.18%

Fund Statistics
Net Assets	$394,863,289
Number of Portfolio Holdings	45
Advisory Fee	$2,007,997
Portfolio Turnover	0%

Asset Weighting (% of total investments)

What did the Fund invest in?

Sector Weighting (% of net assets)

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	11.7%
iShares Core S&P 500 ETF	10.3%
U.S. Treasury Bill, 4.267%, due 02/13/25	5.0%
Microsoft Corporation	3.5%
Alphabet, Inc. - Class A	3.3%
T-Mobile US, Inc.	3.1%
Amazon.com, Inc.	3.0%
Visa, Inc. - Class A	3.0%
Apple, Inc.	3.0%
Grainger (W.W.), Inc.	2.7%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

AAMA Equity Fund (AMFEX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.aamafunds.com/prospectuses-and-reports.html), including its:

•	Prospectus
•	Financial information
•	Holdings
•	Proxy voting information

TSR-SAR 123124-AMFEX

AAMA Income Fund (AMFIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about AAMA Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.aamafunds.com/prospectuses-and-reports.html. You can also request this information by contacting us at (800) 701-9502.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAMA Income Fund	$42	0.83%

Fund Statistics
Net Assets	$139,350,094
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$426,208
Portfolio Turnover	16%

Asset Weighting (% of total investments)

What did the Fund invest in?

Sector Weighting (% of net assets)

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bill, 4.294%, due 01/30/25	21.5%
U.S. Treasury Notes, 4.625%, due 11/15/26	10.8%
U.S. Treasury Bill, 4.255%, due 02/20/25	10.7%
U.S. Treasury Bill, 4.294%, due 05/15/25	10.6%
Federal National Mortgage Association, 2.125%, due 04/24/26	8.0%
U.S. Treasury Notes, 0.500%, due 04/30/27	6.6%
U.S. Treasury Notes, 1.125%, due 02/29/28	6.5%
Federal National Mortgage Association, 0.750%, due 10/8/27	3.9%
Federal Farm Credit Bank, 1.750%, due 02/25/25	3.6%
Federal National Mortgage Association, 0.625%, due 04/22/25	3.5%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

AAMA Income Fund (AMFIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.aamafunds.com/prospectuses-and-reports.html), including its:

•	Prospectus
•	Financial information
•	Holdings
•	Proxy voting information

TSR-SAR 123124-AMFIX

Item 2.	Code of Ethics.

Not Applicable

Item 3.	Audit Committee Financial Expert.

Not Applicable

Item 4.	Principal Accountant Fees and Services.

Not Applicable

Item 5.	Audit Committee of Listed Companies.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AAMA Equity Fund

Ticker: AMFEX

AAMA Income Fund

Ticker: AMFIX

Semi-Annual Financial Statements and Additional Information

December 31, 2024
(Unaudited)

AAMA Equity Fund Schedule of Portfolio Investments December 31, 2024 (Unaudited)
COMMON STOCKS — 68.8%	Shares	Fair Value
AEROSPACE & DEFENSE — 1.4%
RTX Corporation	46,696	$5,403,661

BANKING — 2.3%
JPMorgan Chase & Company	37,400	8,965,154

BEVERAGES — 1.0%
PepsiCo, Inc.	26,400	4,014,384

BIOTECH & PHARMA — 2.7%
Amgen, Inc.	15,000	3,909,600
Johnson & Johnson	48,000	6,941,760
		10,851,360
CONTAINERS & PACKAGING — 0.5%
Ball Corporation	37,000	2,039,810

DIVERSIFIED INDUSTRIALS — 2.5%
Emerson Electric Company	78,400	9,716,112

E-COMMERCE DISCRETIONARY — 3.0%
Amazon.com, Inc. (a)	54,000	11,847,060

ELECTRIC UTILITIES — 3.0%
American Electric Power Company, Inc.	23,000	2,121,290
Constellation Energy Corporation	10,000	2,237,100
Duke Energy Corporation	19,000	2,047,060
Exelon Corporation	30,000	1,129,200
Public Service Enterprise Group, Inc.	25,000	2,112,250
Southern Company (The)	25,000	2,058,000
		11,704,900
ENGINEERING & CONSTRUCTION — 1.3%
Quanta Services, Inc.	16,100	5,088,405

HOUSEHOLD PRODUCTS — 1.2%
Procter & Gamble Company (The)	29,400	4,928,910

See accompanying notes to financial statements.

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
COMMON STOCKS — 68.8% (Continued)	Shares	Fair Value
INDUSTRIAL SUPPORT SERVICES — 3.2%
Fastenal Company	30,000	$2,157,300
Grainger (W.W.), Inc.	10,100	10,645,905
		12,803,205
INTERNET MEDIA & SERVICES — 3.3%
Alphabet, Inc. - Class A	68,000	12,872,400

LEISURE FACILITIES & SERVICES — 1.6%
Starbucks Corporation	70,000	6,387,500

METALS & MINING — 2.4%
Freeport-McMoRan, Inc.	250,000	9,520,000

OIL & GAS PRODUCERS — 4.2%
Chevron Corporation	46,500	6,735,060
Exxon Mobil Corporation	92,000	9,896,440
		16,631,500
RETAIL - CONSUMER STAPLES — 4.1%
Kroger Company (The)	102,500	6,267,875
Walmart, Inc.	109,800	9,920,430
		16,188,305
RETAIL - DISCRETIONARY — 1.7%
Home Depot, Inc. (The)	17,000	6,612,830

SEMICONDUCTORS — 5.8%
Applied Materials, Inc.	56,000	9,107,280
QUALCOMM, Inc.	50,900	7,819,258
Texas Instruments, Inc.	31,700	5,944,067
		22,870,605
SOFTWARE — 4.9%
Adobe, Inc. (a)	13,200	5,869,776
Microsoft Corporation	32,500	13,698,750
		19,568,526

See accompanying notes to financial statements.

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
COMMON STOCKS — 68.8% (Continued)	Shares	Fair Value
TECHNOLOGY HARDWARE — 6.6%
Apple, Inc.	47,200	$11,819,824
Cisco Systems, Inc.	131,600	7,790,720
Corning, Inc.	134,800	6,405,696
		26,016,240
TECHNOLOGY SERVICES — 4.5%
Mastercard, Inc. - Class A	11,100	5,844,927
Visa, Inc. - Class A	37,400	11,819,896
		17,664,823
TELECOMMUNICATIONS — 5.0%
AT&T, Inc.	330,000	7,514,100
T-Mobile US, Inc.	55,315	12,209,680
		19,723,780
TRANSPORTATION & LOGISTICS — 2.6%
Norfolk Southern Corporation	14,200	3,332,740
Union Pacific Corporation	19,800	4,515,192
United Parcel Service, Inc. - Class B	20,000	2,522,000
		10,369,932

TOTAL COMMON STOCKS (Cost $123,344,127)		$271,789,402

EXCHANGE-TRADED FUNDS — 22.0%	Shares	Fair Value
iShares Core S&P 500 ETF	69,200	$40,736,656
Vanguard S&P 500 ETF	85,600	46,122,136
TOTAL EXCHANGE-TRADED FUNDS (Cost $35,837,002)		$86,858,792

See accompanying notes to financial statements.

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
U.S. TREASURY OBLIGATIONS — 5.1%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS — 5.1% (b)
U.S. Treasury Bills (Cost $19,900,187)	4.267%	02/13/25	$20,000,000	$19,901,086

MONEY MARKET FUNDS — 4.2%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 4.29% (c) (Cost $16,520,219)	16,520,219	$16,520,219

TOTAL INVESTMENTS (Cost $195,601,535) — 100.1%		$395,069,499

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1%)		(206,210)

NET ASSETS — 100.0%		$394,863,289

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase.
(c)	The rate shown is the 7-day effective yield as of December 31, 2024.

See accompanying notes to financial statements.

AAMA Income Fund Schedule of Portfolio Investments December 31, 2024 (Unaudited)
MUNICIPAL BONDS — 0.9%	Coupon	Maturity	Principal Amount	Fair Value
City of Powell, Ohio, Various Purpose Ltd., GO Bond, Series 2021, (Cost $1,344,976)	2.000%	12/01/26	$1,320,000	$1,264,405

U.S. GOVERNMENT AGENCIES — 25.7%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL FARM CREDIT BANK — 3.6%
Federal Farm Credit Bank	1.750%	02/25/25	$5,000,000	$4,979,982

FEDERAL HOME LOAN BANK — 6.7%
Federal Home Loan Bank	1.750%	09/12/25	5,000,000	4,911,154
Federal Home Loan Bank	1.650%	11/24/28	5,000,000	4,503,429
				9,414,583
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 15.4%
Federal National Mortgage Association	0.625%	04/22/25	5,000,000	4,945,333
Federal National Mortgage Association	2.125%	04/24/26	11,454,000	11,137,733
Federal National Mortgage Association	0.750%	10/08/27	5,957,000	5,406,255
				21,489,321
TOTAL U.S. GOVERNMENT AGENCIES (Cost $37,416,369)				$35,883,886

See accompanying notes to financial statements.

AAMA Income Fund Schedule of Portfolio Investments (Continued)
U.S. TREASURY OBLIGATIONS — 66.7%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS — 42.8% (a)
U.S. Treasury Bills	4.294%	01/30/25	$30,000,000	$29,901,299
U.S. Treasury Bills	4.255%	02/20/25	15,000,000	14,914,729
U.S. Treasury Bills	4.294%	05/15/25	15,000,000	14,770,588
				59,586,616
U.S. TREASURY NOTES — 23.9%
U.S. Treasury Notes	4.625%	11/15/26	15,000,000	15,097,750
U.S. Treasury Notes	0.500%	04/30/27	10,000,000	9,172,786
U.S. Treasury Notes	1.125%	02/29/28	10,000,000	9,070,726
				33,341,262
TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,522,095)				$92,927,878

MONEY MARKET FUNDS — 6.5%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 4.29% (b) (Cost $9,000,489)	9,000,489	$9,000,489

TOTAL INVESTMENTS (Cost $142,283,929) — 99.8%		$139,076,658

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		273,436

NET ASSETS — 100.0%		$139,350,094

(a)	Rate shown is the annualized yield at time of purchase.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.

See accompanying notes to financial statements.

AAMA Funds Statements of Assets and Liabilities December 31, 2024 (Unaudited)
	AAMA Equity Fund	AAMA Income Fund
ASSETS
Investments in securities:
At cost	$195,601,535	$142,283,929
At value	$395,069,499	$139,076,658
Receivable for capital shares sold	157,121	27,515
Dividends and interest receivable	153,997	459,523
Other assets	16,548	30,780
TOTAL ASSETS	395,397,165	139,594,476

LIABILITIES
Payable for capital shares redeemed	107,000	122,317
Payable to Adviser (Note 4)	343,291	88,661
Payable to administrator (Note 4)	20,204	6,923
Payable to Ultimus (Note 4)	9,145	5,975
Accrued Trustee fees (Note 7)	8,193	2,807
Other accrued expenses	46,043	17,699
TOTAL LIABILITIES	533,876	244,382

NET ASSETS	$394,863,289	$139,350,094

Net assest consist of:
Paid-in capital	$185,830,262	$146,553,532
Accumulated earnings (deficit)	209,033,027	(7,203,438)
Net assets	$394,863,289	$139,350,094

Shares of beneficial interest outstanding (unlimited number of shares authorized)	22,037,022	5,831,975

Net asset value, offering price and redemption price per share	$17.92	$23.89

See accompanying notes to financial statements.

AAMA Funds Statements of Operations Six Months Ended December 31, 2024 (Unaudited)
	AAMA Equity Fund	AAMA Income Fund
INVESTMENT INCOME
Dividends	$3,609,966	$645,109
Interest	321,981	1,783,174
TOTAL INVESTMENT INCOME	3,931,947	2,428,283

EXPENSES
Management fees (Note 4)	2,007,997	534,381
Administration fees (Note 4)	120,062	43,619
Fund accounting fees (Note 4)	40,801	25,707
Trustees’ fees and expenses (Note 7)	29,168	10,364
Legal fees	27,762	9,911
Registration and filing fees	18,280	17,942
Insurance expense	19,131	6,233
Transfer agent fees (Note 4)	11,717	11,943
Audit and tax services fees	16,496	6,021
Custodian and bank service fees	13,893	5,688
Shareholder reporting expenses	4,883	2,212
Other expenses	65,245	26,856
TOTAL EXPENSES	2,375,435	700,877
Less fees voluntarily waived by the Adviser (Note 4)	—	(108,173)
NET EXPENSES	2,375,435	592,704

NET INVESTMENT INCOME	1,556,512	1,835,579

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investment transactions	9,563,185	—
Net change in unrealized appreciation (depreciation) on investments	10,737,884	1,320,578
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	20,301,069	1,320,578

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,857,581	$3,156,157

See accompanying notes to financial statements.

AAMA Equity Fund Statements of Changes in Net Assets
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
FROM OPERATIONS
Net investment income	$1,556,512	$3,618,226
Net realized gains on investment transactions	9,563,185	36,714,881
Net change in unrealized appreciation (depreciation) on investments	10,737,884	21,347,889
Net increase in net assets resulting from operations	21,857,581	61,680,996

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(33,290,410)	(3,746,178)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	23,657,181	59,822,728
Net asset value of shares issued in reinvestment of distributions to shareholders	33,125,260	3,729,615
Payments for shares redeemed	(39,713,862)	(145,105,056)
Net increase (decrease) in net assets from capital share transactions	17,068,579	(81,552,713)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,635,750	(23,617,895)

NET ASSETS
Beginning of period	389,227,539	412,845,434
End of period	$394,863,289	$389,227,539

CAPITAL SHARE ACTIVITY
Shares sold	1,225,272	3,526,363
Shares reinvested	1,846,447	221,474
Shares redeemed	(2,057,627)	(8,444,079)
Net increase (decrease) in shares outstanding	1,014,092	(4,696,242)
Shares outstanding, beginning of period	21,022,930	25,719,172
Shares outstanding, end of period	22,037,022	21,022,930

See accompanying notes to financial statements.

AAMA Income Fund Statements of Changes in Net Assets
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
FROM OPERATIONS
Net investment income	$1,835,579	$3,008,529
Net realized losses on investment transactions	—	(3,121,648)
Net change in unrealized appreciation (depreciation) on investments	1,320,578	5,198,628
Net increase in net assets resulting from operations	3,156,157	5,085,509

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(1,834,128)	(3,015,665)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,751,216	35,857,802
Net asset value of shares issued in reinvestment of distributions to shareholders	1,830,629	3,008,844
Payments for shares redeemed	(17,199,402)	(37,885,422)
Net increase (decrease) in net assets from capital share transactions	(7,617,557)	981,224

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,295,528)	3,051,068

NET ASSETS
Beginning of period	145,645,622	142,594,554
End of period	$139,350,094	$145,645,622

CAPITAL SHARE ACTIVITY
Shares sold	324,482	1,521,765
Shares reinvested	76,688	128,104
Shares redeemed	(721,077)	(1,613,670)
Net increase (decrease) in shares outstanding	(319,907)	36,199
Shares outstanding, beginning of period	6,151,882	6,115,683
Shares outstanding, end of period	5,831,975	6,151,882

See accompanying notes to financial statements.

AAMA Equity Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2024 (Unaudited)		Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022		Year Ended June 30, 2021		Year Ended June 30, 2020
Net asset value at beginning of period	$18.51		$16.05	$14.83	$16.26		$12.22		$11.91

Income (loss) from investment operations:
Net investment income (a)	0.08		0.17	0.14	0.06		0.05		0.08
Net realized and unrealized gains (losses) on investments	0.98		2.44	1.77	(1.45)		4.05		0.33
Total from investment operations	1.06		2.61	1.91	(1.39)		4.10		0.41

Less distributions from:
Net investment income	(0.17)		(0.15)	(0.10)	(0.04)		(0.06)		(0.10)
Net realized gains	(1.48)		—	(0.59)	—		—		—
Total distributions	(1.65)		(0.15)	(0.69)	(0.04)		(0.06)		(0.10)

Net asset value at end of period	$17.92		$18.51	$16.05	$14.83		$16.26		$12.22

Total return (b)	5.70	%(c)	16.39%	13.43%	(8.59%)		33.64%		3.41%

Net assets at end of period (000’s)	$394,863		$389,228	$412,845	$384,435		$433,437		$358,993

Ratio of total expenses to average net assets (d)	1.18	%(e)	1.15%	1.14%	1.15%		1.16%		1.18%
Ratio of net expenses to average net assets (d)	1.18	%(e)	1.15%	1.14%	1.15	%(f)(g)	1.16%		1.18%
Ratio of net investment income to average net assets (a)(d)	0.78	%(e)	0.90%	0.90%	0.34	%(f)(g)	0.33%		0.67%
Portfolio turnover rate	0	%(c)	3%	0%	5%		0	%(h)	22%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends and distributions by the underlying investment companies in which the Fund invests.

AAMA Equity Fund Financial Highlights (Continued)

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and/or administrator had not reduced fees for the year ended June 30, 2022.

(c)	Not annualized.
(d)	The ratios of income and expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of the underlying investment companies in which the Fund invests.
(e)	Annualized.
(f)	Ratio was determined after fee reductions.
(g)	The impact of the voluntary fee waiver by the administrator for the year ended June 30, 2022 was less than 0.005%.
(h)	Percentage rounds to less than 1%.

See accompanying notes to financial statements.

AAMA Income Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2024 (Unaudited)		Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net asset value at beginning of period	$23.67		$23.32	$23.67	$25.22	$25.58	$25.06

Income (loss) from investment operations:
Net investment income (a)	0.31		0.51	0.28	0.14	0.17	0.27
Net realized and unrealized gains (losses) on investments	0.22		0.35	(0.35)	(1.54)	(0.37)	0.52
Total from investment operations	0.53		0.86	(0.07)	(1.40)	(0.20)	0.79

Less distributions from:
Net investment income	(0.31)		(0.51)	(0.28)	(0.15)	(0.16)	(0.27)

Net asset value at end of period	$23.89		$23.67	$23.32	$23.67	$25.22	$25.58

Total return (b)	2.25	%(c)	3.75%	(0.30%)	(5.57%)	(0.80%)	3.17%

Net assets at end of period (000’s)	$139,350		$145,646	$142,595	$149,466	$148,120	$153,568

Ratio of total expenses to average net assets (d)	0.98	%(e)	0.95%	0.93%	0.90%	0.91%	0.93%
Ratio of net expenses to average net assets (a)(d)(f)(g)	0.83	%(e)	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of net investment income to average net assets (a)(d)(f)(g)	2.58	%(e)	2.18%	1.19%	0.55%	0.67%	1.06%
Portfolio turnover rate	16	%(c)	0%	0%	39%	37%	33%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends and distributions by the underlying investment companies in which the Fund invests.

AAMA Income Fund Financial Highlights (Continued)

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and/or administrator had not reduced fees.

(c)	Not annualized.
(d)	The ratios of income and expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of the underlying investment companies in which the Fund invests.
(e)	Annualized.
(f)	Ratio was determined after fee reductions.
(g)

The impact of the voluntary fee waiver by the Adviser and/or administrator for the period ended December 31, 2024 and the years ended June 30, 2024, 2023, 2022, 2021, and 2020, was 0.15%(e), 0.12%, 0.10%, 0.07%, 0.08%, and 0.10%, respectively.

See accompanying notes to financial statements.

AAMA Funds
Notes to Financial Statements
December 31, 2024 (Unaudited)

1. Organization

AAMA Equity Fund and AAMA Income Fund (individually, a “Fund,” and, collectively, the “Funds” or “AAMA Funds”) are each a separate series of Asset Management Fund (the “Trust”), a professionally managed, diversified, open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is organized as a Delaware statutory trust operating under a Second Amended and Restated Declaration of Trust dated November 27, 2018. Other series of the Trust are not included in this report. The inception date of the Funds was June 30, 2017. The Funds commenced operations on July 3, 2017, when they began to execute their investment objectives, which included purchasing investments.

AAMA Equity Fund’s investment objective is long-term capital appreciation.

AAMA Income Fund’s investment objective is current income with a secondary objective of preservation of capital.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

AAMA Funds
Notes to Financial Statements (Continued)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Listed securities, including common stocks and exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the closing prices on the primary exchange where the securities are normally traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments in other investment companies, except ETFs, are valued at their reported net asset value (“NAV”). In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are typically valued on the basis of valuations provided by independent pricing services approved by Advanced Asset Management Advisors, Inc. (the “Adviser”), the Valuation Designee, that determine valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost if it is determined that amortized cost approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price has become stale, or an event occurs that materially affects the furnished price) are valued by the Valuation Designee. In these cases, the Valuation Designee determines in good faith, subject to procedures approved by the Board of Trustees (the “Board”), the fair value of such securities (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: type of security, nature and duration of any restrictions on disposition of the security, forces that influence the market in which the security is purchased or sold, existence of merger proposals or tender offers, expectation of additional news about the company and volume and depth of public trading in similar securities of the issuer or similar companies. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities will be classified as Level 2 or Level 3 in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair

AAMA Funds
Notes to Financial Statements (Continued)

value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of December 31, 2024, by security type:

AAMA Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$271,789,402	$—	$—	$271,789,402
Exchange-Traded Funds	86,858,792	—	—	86,858,792
U.S. Treasury Obligations	—	19,901,086	—	19,901,086
Money Market Funds	16,520,219	—	—	16,520,219
Total	$375,168,413	$19,901,086	$—	$395,069,499

AAMA Income Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,264,405	$—	$1,264,405
U.S. Government Agencies	—	35,883,886	—	35,883,886
U.S. Treasury Obligations	—	92,927,878	—	92,927,878
Money Market Funds	9,000,489	—	—	9,000,489
Total	$9,000,489	$130,076,169	$—	$139,076,658

Refer to each Fund’s Schedule of Portfolio Investments for a listing of the securities by security type and industry type. The Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended December 31, 2024.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Discounts and premiums on fixed income securities are amortized using the interest method. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

AAMA Funds
Notes to Financial Statements (Continued)

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the AAMA Equity Fund. Dividends arising from net investment income are declared and paid monthly to shareholders of the AAMA Income Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term capital gains.

Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the six month period ended December 31, 2024 and the twelve month period ended June 2024 was as follows:

	Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
AAMA Equity Fund	12/31/2024	$3,345,008	$29,945,402	$33,290,410
	6/30/2024	$3,746,178	$—	$3,746,178
AAMA Income Fund	12/31/2024	$1,834,128	$—	$1,834,128
	6/30/2024	$3,015,665	$—	$3,015,665

Investment transactions — Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Expenses — Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

AAMA Funds
Notes to Financial Statements (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of accumulated earnings (deficit) as of December 31, 2024 was as follows:

	AAMA Equity Fund	AAMA Income Fund
Tax cost of investments	$195,601,535	$142,283,929
Gross unrealized appreciation	$199,590,917	$7,749
Gross unrealized depreciation	(122,953)	(3,215,020)
Net unrealized appreciation (depreciation)	199,467,964	(3,207,271)
Accumulated ordinary income	3,155	1,451
Capital loss carryforwards	—	(3,997,618)
Other gains	9,561,908	—
Accumulated earnings (deficit)	$209,033,027	$(7,203,438)

As of June 30, 2024, AAMA Income Fund had short-term capital loss carryforwards of $621,176 and long-term capital loss carryforwards of $3,376,442 for income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended December 31, 2024, the Funds did not incur any interest or penalties.

AAMA Funds
Notes to Financial Statements (Continued)

3. Investment Transactions

Investment transactions, other than short-term investments, were as follows for the six months ended December 31, 2024:

Non-U.S. Government	AAMA Equity Fund	AAMA Income Fund
Purchase of investment securities	$—	$—
Proceeds from sales of investment securities	$15,849,269	$—

U.S. Government (long-term)	AAMA Equity Fund	AAMA Income Fund
Purchase of U.S. government securities	$—	$15,112,570
Proceeds from sales and maturities of U.S. government securities	$—	$10,000,000

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser under the terms of an Investment Advisory Agreement. AAMA Equity Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets. AAMA Income Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets.

During the six months ended December 31, 2024, the Adviser voluntarily waived its management fees in the amount of $108,173 for AAMA Income Fund. These voluntary waivers are not eligible for recovery by the Adviser in future periods.

During the six months ended December 31, 2024, there were no expense cap limitations in place for the Funds.

BUSINESS MANAGER AND ADMINISTRATOR

Foreside Management Services, LLC (“Foreside”), d/b/a ACA Group, serves as the Trust’s business manager and administrator. Pursuant to the terms of a Management and Administration Agreement (the “Agreement”) between the Trust, on behalf of the Funds, and Foreside, Foreside performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; making employees available to serve as officers of the Trust, including but not limited

AAMA Funds
Notes to Financial Statements (Continued)

to, President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust’s compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial reports and filing them with the U.S. Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations.

Foreside acts as the Distributor for the Funds. The Distributor serves as the principal underwriter for shares of the Funds and is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Pursuant to the Agreement, the Funds pay Foreside an annual fee of $210,000 plus 0.02% of average daily net assets, subject, however, to a minimum fee of $300,000.

OTHER SERVICE PROVIDER

Ultimus Fund Solutions, LLC (“Ultimus”) serves as the transfer agent, fund accountant and financial administrator for the Funds. The transfer agent services provided by Ultimus to the Funds include, but are not limited to (i) processing shareholder purchase and redemption requests; (ii) processing dividend payments; and (iii) maintaining shareholder account records. The administrative and fund accounting services provided by Ultimus to the Funds include (i) computing each Fund’s NAV for purposes of the sale and redemption of its shares; (ii) computing the dividends payable by each Fund; (iii) preparing certain periodic reports and statements; and (iv) maintaining the general ledger and other accounting records for the Funds.

PRINCIPAL HOLDERS OF FUND SHARES

As of December 31, 2024, the following account holders owned of record 25% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNER	% Ownership
AAMA Equity Fund
Charles Schwab and Company Inc. (for the benefit of its clients)	68%
AAMA Income Fund
Charles Schwab and Company Inc. (for the benefit of its clients)	76%

AAMA Funds
Notes to Financial Statements (Continued)

A beneficial owner of 25% or more of each Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Investments in Other Investment Companies

The Funds may invest a significant portion of their assets in shares of one or more investment companies, including ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities and/or cash. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their fair value. There are certain risks associated with investments in ETFs. Disruptions to the creations and redemptions process through which authorized participants directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF’s underlying portfolio holdings, may result in the ETF’s shares trading at significantly above (at a premium to) or below (at a discount to) NAV, which may result in the Funds paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF’s underlying holdings. An ETF’s shares could also trade at a premium or discount to NAV when an ETF’s underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF’s underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF’s shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Fund’s holdings may not be able to be liquidated at the most optimal time, adversely affecting performance. There can be no assurance that an ETF’s investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities in the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed. As of December 31, 2024, AAMA Equity Fund had 22.0% of the fair value of its net assets invested in ETFs.

AAMA Funds
Notes to Financial Statements (Continued)

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. Trustee Compensation

The Independent Trustees are compensated for their services to the Trust by the Funds. Each Independent Trustee receives an annual retainer plus meeting fees (which vary depending on meeting type). Collectively, the Independent Trustees were paid $66,000 in fees during the six months ended December 31, 2024, for the entire Trust, which includes another fund not managed by Advanced Asset Management Advisors, Inc. The Funds paid Trustee compensation in the amount of $33,000 for the six months ended December 31, 2024. In addition, the Funds reimburse Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

AAMA Funds
Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Investment Advisor
Advanced Asset Management Advisors, Inc.
4995 Bradenton Avenue, Suite 210
Dublin, Ohio 43017

Business Manager and Administrator
Foreside Management Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Financial Administrator and Transfer and Dividend Agent
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Legal Counsel
Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

Custodian
U.S. Bank, N.A.
1555 N. Rivercenter Drive, MK-WI-S302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, WI 53202

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with the Funds’ accountants during the period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Disclosed as part of the financial statements included in Item 7 (a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for semi-annual reporting period.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification required by Item 12(b) of Form N-CSR is furnished hereto.

ITEM 16 – AMF N-CSR June 30, 2024

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Asset Management Fund

By (Signature and Title)*	/s/ Troy M. Statczar
Troy M. Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date	February 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Bunstine
David BunstinePresident
(Principal Executive Officer)

Date	February 27, 2025

By (Signature and Title)*	/s/ Troy M. Statczar
Troy M. Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date	February 27, 2025

*	Print the name and title of each signing officer under his or her signature.